Stock-Based Compensation (Details) - Schedule of company’s RSU’s - Restricted Stock Units [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Stock-Based Compensation (Details) - Schedule of company’s RSU’s [Line Items]
Number of Options Outstanding, Beginning Balance | shares	133,384
Weighted-Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 7.89
Number of Options, Granted | shares	3,996,976
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 6.07
Number of Options, Vested | shares	(118,514)
Weighted-Average Grant Date Fair Value, Vested | $ / shares	$ 7.06
Number of Options, Forfeited | shares	(232,130)
Weighted-Average Grant Date Fair Value, Forfeited | $ / shares	$ 6.43
Number of Options Outstanding, Ending Balance | shares	3,779,716
Weighted-Average Grant Date Fair Value, Ending Balance | $ / shares	$ 6.08